Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 20,627,691	$ 5,811,685	$ 58,799,563	$ 13,321,274
Discounts	(2,053,965)	(1,368,114)	(8,235,817)	(2,446,025)
Sales - net	$ 18,573,726	$ 4,443,571	$ 50,563,746	$ 10,875,249	$ 17,212,636	$ 3,202,687